Perritt Ultra MicroCap Fund
Perritt Ultra MicroCap Fund
Investment Objective:
The Perritt Ultra MicroCap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Perritt Ultra MicroCap Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee (as a percentage of amount exchanged on shares held for 90 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Perritt Ultra MicroCap Fund Investor Class
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.51%
Total Annual Fund Operating Expenses		1.76%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE") that did not exceed 0.01% of the Fund's average net assets. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as AFFE.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Perritt Ultra MicroCap Fund Investor Class	179	554	954	2,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.9% of the average value of its portfolio.

Principal Investment Strategies:
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $300 million at the time of initial purchase, which the Fund’s investment adviser refers to as “micro-cap” companies.  The micro-cap companies in which the Fund may invest include “early stage” micro-cap companies, which are companies that are in a relatively early stage of development with market capitalizations that are below $50 million.

Micro-cap companies represent the smallest sector of public companies based on market capitalization.  Normally, the micro-cap companies in which the Fund invests are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Fund’s investment adviser uses a “bottom-up” approach of fundamental analysis to look for individual companies that the adviser believes offer significant potential for stock price appreciation.  In addition, the adviser seeks to invest in companies with the following attributes:

•	Have a high percentage of their shares owned by company management;

•	Possess relatively low levels of long-term debt;

•	Have a potential for above-average growth in revenues and/or earnings; and

•	Possess reasonable valuations based on the ratios of price-to-sales, price-to-earnings, and price-to-book values.

At times, the Fund’s portfolio may contain the shares of unseasoned companies, companies that are undergoing corporate restructuring, initial public offerings, and companies believed to possess undervalued assets.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons.  These include: (1) a company’s size has expanded beyond the point where it can no longer be considered to be a small capitalization company; (2) a company’s financial condition deteriorates to the point that, in the opinion of the Fund’s investment adviser, the company’s future growth prospects are impaired; (3) a company’s valuation multiples such as price-to-sales ratio, price-to-earnings ratio, or price-to-book value ratio expand to the point that the Fund’s investment adviser believes the company’s stock is significantly overvalued; or (4) the Fund’s investment adviser believes that another stock has better investment potential.

The Ultra MicroCap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

•
Common Stocks: Common stocks occupy the most junior position in a company’s capital structure.  Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Therefore, the price of common stocks may decline for a number of reasons.  The price declines may be steep, sudden and/or prolonged.

•
Micro-Cap & Small Capitalization Companies:  Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies.  Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies.  Thus, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies.  Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market.  In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress.  Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs.  For these reasons, the Fund is a suitable investment for only that part of an investor’s capital that can be exposed to above-average risk.

•
Early Stage Companies:  Early stage companies are subject to the same risks as micro-cap companies.  In addition, they may not be profitable initially and there is no guarantee that they will become profitable or be able to obtain necessary financing.  They may rely on untested business plans.  Early stage companies may not be successful in developing markets for their products and services.  They may remain an insignificant part of their industry.  They may be illiquid or may not be publicly traded.  Investments in early stage companies tend to be more volatile and somewhat more speculative than investments in more established companies.

•
Market Risk:  The Fund may be exposed to “market risk.”  Market risk is the risk that stocks may decline significantly in price over short or extended periods of time.  Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

•	Manager Risk: The Fund may lose money if the Fund’s investment strategy does not achieve the Fund’s objective or the Fund’s investment adviser does not implement the strategy properly.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index.  Updated performance information is available on the Fund’s website at www.perrittcap.com or by calling the Fund toll-free at 1-800-332-3133. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Perritt Ultra MicroCap Fund Year-by-Year Total Returns as of December 31

During the nine year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarterly Return	Lowest Quarterly Return
35.41% (June 30, 2009)	-37.40% (December 31, 2008)

Average Annual Total Returns For the Periods Ended December 31, 2013
Average Annual Returns Perritt Ultra MicroCap Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	56.34%	27.58%	8.90%	Aug. 30, 2004
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	55.46%	27.43%	8.37%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	32.50%	22.96%	7.17%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)	38.82%	20.08%	9.93%	Aug. 30, 2004
Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)	Russell Microcap® Index (reflects no deductions for fees, expenses or taxes)	45.62%	21.05%	8.19%	Aug. 30, 2004

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.